UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM 24F-2 ANNUAL NOTICE OF SECURITIES SOLD PURSUANT TO RULE 24F-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

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1.	Name and address of issuer:
NATIONAL VARIABLE LIFE INSURANCE ACCOUNT
ONE NATIONAL LIFE DRIVE
MONTPELIER, VT 05604

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2.	The name of each series or class of securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):
SENTINEL ESTATE PROVIDER SURVIVORSHIP UNIVERSAL LIFE INSURANCE
[ ]
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3.	Investment Company Act File Number:
811-9044
Securities Act File Number:
333-44723
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4(a).	Last day of fiscal year for which this Form is filed:
12/31/2007
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4(b).	___Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See instruction A.2)
N/A

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE
REGISTRATION FEE DUE.

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4(c).	____Check box if this is the last time the issuer will be filing this Form.

N/A

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5. Calculation of registration fee:

(i)	Aggregate sale price of securities sold during the
	fiscal year pursuant to section 24(f):	$3,689,522.67
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(ii)	Aggregate price of securities redeemed or
	repurchased during the fiscal year:	$4,054,572.93
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(iii)	Aggregate price of securities redeemed or
repurchased during any PRIOR fiscal year
ending no earlier than October 11, 1995
that were not previously used to reduce
registration fees payable to the
	Commission:	$ N/A
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(iv)	Total available redemption credits [add
	Items 5(ii) and 5(iii)]:	$4,054,572.93
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(v)	Net sales -- if Item 5(i) is greater than Item 5(iv)
	[subtract Item 5(iv) from Item 5(i)]:	$ -0-
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(vi)	Redemption credits available for use in future years
--If Item 5(i) is less than Item 5(iv)
	[subtract Item 5(iv) from item 5(i)]:	($365,050.26)

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x .00003930
(vii)	Multiplier for determining registration fee (See
	Instruction C.9):	---------

(viii)	Registration fee due [multiply Item 5(v) by Item
	5(vii)] (enter "0" if no fee is due):	= $ -0-

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6.	Prepaid Shares

If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units)
deducted here: $0. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

$ N/A
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7.	Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

+$ N/A
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8.	Total of the amount of the registration fee due plus any interest due
[line 5(viii) plus line 7]:
= $ -0-
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9.	Date the registration fee and any interest payment
was sent to the Commission's lockbox depository:

Method of delivery:

[ ] Wire Transfer
___ Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated:

By (Signature and Title)*

National Variable Life Insurance Acct.
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by: National Life Insurance Company
by /s/ D. RUSSELL MORGAN

-------------------------------------- D. Russell Morgan Chief Compliance Officer --------------------------------------

Date: March 28, 2008
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*Please print the name and title of the signing officer below the signature.